UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS

Three Canal Plaza, Suite 600

Portland, Maine 04101

Stacey E. Hong, Principal Executive Officer

Three Canal Plaza, Suite 600

Portland, Maine 04101

207-347-2000

Date of fiscal year end: October 31

Date of reporting period: May 1, 2008 – July 31, 2008

Item 1. Schedule of Investments.

FLAG INVESTORS EQUITY OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

JULY 31, 2008 (Unaudited)

Shares	Security Description	Value
Common Stock - 91.2%

Consumer Discretionary - 16.4%
18,750	American Eagle Outfitters, Inc.	$262,500
5,300	AutoNation, Inc. (a)	54,696
17,000	Carmax, Inc. (a)	227,800
3,000	Carnival Corp.	110,820
23,350	Comcast Corp., Class A	481,477
20,600	Lowe's Cos., Inc.	418,592
10,000	Pool Corp.	220,800
2,700	Scripps Networks Interactive, Inc., Class A	109,458
16,000	Staples, Inc.	360,000
9,300	TJX Cos., Inc.	313,503
10,000	WABCO Holdings, Inc.	451,600
17,200	Walt Disney Co.	522,020

		3,533,266

Consumer Staples - 3.6%
5,400	Costco Wholesale Corp.	338,472
13,600	Kraft Foods, Inc.	432,752

		771,224

Energy - 10.7%
2,500	Devon Energy Corp.	237,225
7,200	Exxon Mobil Corp.	579,096
12,963	Kinder Morgan Management, LLC (a)	711,796
26,500	Magellan Midstream Holdings, LP	558,090
3,000	Occidental Petroleum Corp.	236,490

		2,322,697

Financials - 19.4%
11,800	American Express Co.	438,016
24,800	AmeriCredit Corp. (a)	217,496
8,000	Bank of New York Mellon Corp.	284,000
210	Berkshire Hathaway, Inc., Class B (a)	804,090
9,000	Capital One Financial Corp.	376,740
6,500	First American Corp.	163,800
2,500	Franklin Resources, Inc.	251,525
5,000	M&T Bank Corp.	351,900
11,100	Moody's Corp.	386,391
6,900	Prudential Financial, Inc.	475,893
14,300	Wells Fargo & Co.	432,861

		4,182,712

Health Care - 8.6%
16,000	Coventry Health Care, Inc. (a)	565,920
850	Covidien, Ltd.	41,854
2,100	Johnson & Johnson	143,787
5,000	Merck & Co., Inc.	164,500
7,100	UnitedHealth Group, Inc.	199,368
14,000	WellPoint, Inc. (a)	734,300

		1,849,729

Industrials - 11.3%
5,900	Burlington Northern Santa Fe Corp.	614,367
10,000	Canadian National Railway Co.	527,500
4,000	Danaher Corp.	318,600
14,500	General Electric Co.	410,205
7,800	Ryanair Holdings PLC, ADR (a)	189,930
850	Tyco International, Ltd.	37,876
5,300	United Technologies Corp.	339,094

		2,437,572

Information Technology - 9.7%
10,000	Hewlett-Packard Co.	448,000
1,800	IBM Corp.	230,364
3,200	Mastercard, Inc., Class A	781,280
5,000	Microsoft Corp.	128,600
7,100	Redecard SA, GDR (b)	261,889
850	Tyco Electronics, Ltd.	28,169
3,000	Visa, Inc., Class A (a)	219,180

		2,097,482

Telecommunications - 11.5%
9,900	America Movil SAB de CV, ADR	499,851
4,300	Millicom International Cellular SA (a)	332,734
16,400	NII Holdings, Inc. (a)	896,424
20,000	SBA Communications Corp., Class A (a)	757,800

		2,486,809

Total Common Stock (Cost $21,005,534)		19,681,491

Total Investments - 91.2% (Cost $21,005,534)*		$19,681,491
Other Assets & Liabilities, Net - 8.8%		1,896,378

NET ASSETS - 100.0%		$21,577,869

(a)	Non-income producing security

(b)	Security exempt from registration under Rule 144A under the Securities Act of 1933.

At the period end, the value of these securities amounted to $261,889 or 1.2% of net assets.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company

*	Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation	$1,096,978
Gross Unrealized Depreciation	(2,421,021)

Net Unrealized Appreciation (Depreciation)	$(1,324,043)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

FLAG INVESTORS INCOME OPPORTUNITY FUND

SCHEDULE OF INVESTMENTS

JULY 31, 2008 (Unaudited)

Principal	Security Description	Rate	Maturity	Value
Corporate Bonds - 66.2%

Consumer Discretionary - 21.9%
$150,000	AutoNation, Inc.	7.000%	04/15/14	$129,937
250,000	Blyth, Inc.	5.500	11/01/13	208,750
125,000	Clear Channel Communications, Inc.	5.500	09/15/14	68,202
125,000	GMAC, LLC	6.875	08/28/12	78,512
150,000	MGM Mirage	6.625	07/15/15	118,875
50,000	Penske Auto Group, Inc.	7.750	12/15/16	41,500
50,000	RH Donnelley Corp.	6.875	01/15/13	25,000
50,000	RH Donnelley Corp.	8.875	10/15/17	24,250
100,000	Tenneco, Inc.	8.125	11/15/15	89,500

				784,526

Consumer Staples - 1.2%
50,000	Smithfield Foods, Inc.	7.750	07/01/17	43,000

Financial - 18.0%
300,000	AmeriCredit Corp. (b)	8.500	07/01/15	231,750
100,000	International Lease Finance Corp.	6.375	03/25/13	86,528
115,000	Leucadia National Corp.	7.125	03/15/17	108,244
100,000	Realogy Corp. (b)	10.500	04/15/14	65,500
200,000	Rouse Co., LP	5.375	11/26/13	154,787

				646,809

Health Care - 5.9%
50,000	Elan Finance Corp. PLC (c)	6.676	11/15/11	46,750
50,000	Laboratory Corp. of America Holdings	5.500	02/01/13	48,656
125,000	Omnicare, Inc.	6.875	12/15/15	115,000

				210,406

Industrials - 11.4%
105,000	Icahn Enterprises, LP (b)	7.125	02/15/13	94,500
100,000	Park-Ohio Industries, Inc.	8.375	11/15/14	83,000
150,000	USG Corp.	8.000	01/15/18	130,500
100,000	Wabtec Corp.	6.875	07/31/13	99,750

				407,750

Information Technology - 7.8%
190,000	Anixter, Inc.	5.950	03/01/15	168,150
125,000	Seagate Technology HDD Holdings	6.800	10/01/16	113,125

				281,275

Total Corporate Bonds (Cost $2,701,085)				2,373,766

Shares
Common Stock - 11.2%

Consumer Discretionary - 0.5%
5,500	LodgeNet Interactive Corp. (a)			19,140

Energy - 6.6%
1,000	Exterran Partners, LP			25,620
10,000	Magellan Midstream Holdings, LP			210,600

				236,220

Financials - 1.0%
1,000	Bank of New York Mellon Corp.			35,500

Information Technology - 3.1%
2,000	NII Holdings, Inc. (a)			109,320

Total Common Stock (Cost $435,086)				400,180

Total Investments - 77.4% (Cost $3,136,171)*				$2,773,946
Other Assets & Liabilities, Net - 22.6%				810,810

NET ASSETS -100.0%				$3,584,756

(a)	Non-income producing security.

(b)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $391,750 or 10.9% of net assets.

(c)	Variable rate security.

PLC	Public Limited Company

*	Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation	$12,474
Gross Unrealized Depreciation	(374,699)

Net Unrealized Appreciation (Depreciation)	$(362,225)

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

FOUNTAINHEAD SPECIAL VALUE FUND

SCHEDULE OF INVESTMENTS

JULY 31, 2008 (Unaudited)

Shares	Security Description	Value
Common Stock - 99.7%

Commercial Services - 7.3%
10,000	Accenture Ltd, Class A	$417,600
19,900	PHH Corporation (a)	308,251

		725,851

Drugs/Pharmaceutical Preparations - 20.9%
8,800	Cephalon, Inc. (a)	643,808
13,500	Endo Pharmaceuticals Holdings, Inc. (a)	312,525
14,600	Genzyme Corporation (a)	1,119,090

		2,075,423

Energy - 6.3%
6,300	Marathon Oil Corporation	311,661
4,000	National Oilwell Varco, Inc. (a)	314,520

		626,181

Health Care Services - 6.5%
6,500	Aetna Inc.	266,565
10,000	Pharmaceutical Product Development, Inc.	381,400

		647,965

Household Products - 3.1%
13,000	Jarden Corporation (a)	312,390

Insurance Carriers - 24.1%
46,300	CastlePoint Holdings, Ltd. (b)	430,127
25,000	CastlePoint Holdings, Ltd.	232,250
26,300	First Mercury Financial Corporation (a)	420,800
20,000	Genworth Financial, Inc.	319,400
12,000	HCC Insurance Holdings, Inc.	271,800
31,900	Tower Group, Inc.	726,682

		2,401,059

Manufacturing - 3.8%
6,100	Teleflex Incorporated	374,052

Media - 3.4%
8,400	McGraw-Hill Cos., Inc.	341,628

Medical Products - 12.4%
22,900	Hologic, Inc. (a)	422,963
30,000	Sonic Innovations, Inc. (a)	77,700
23,400	Wright Medical Group, Inc. (a)	736,866

		1,237,529

Personal Care - 3.4%
29,000	Bare Escentuals, Inc. (a)	334,660

Technology - 8.5%
62,000	BancTec, Inc. (a)(c)	220,100
15,600	eBay Inc. (a)	392,652
12,400	Fidelity National Information Services, Inc.	234,980

		847,732

Total Common Stock (Cost $9,877,278)		9,924,470

Total Investments in Securities - 99.7% (Cost $9,877,278)*		$9,924,470
Other Assets & Liabilities, Net - 0.3%		27,155

NET ASSETS - 100.0%		$9,951,625

(a)	Non-income producing security.

(b)	Restricted security not registered under the Securities Act of 1933 other than Rule 144A securities. At the end of the period, the value of these securities amounted to $430,127 or 4.3% of net assets.

Security	Acquisition Date	Acquisition Cost
CastlePoint Holdings, Ltd.	03/26/07	$463,000

(c)	Security exempt from registration under Rule 144A under the Securities Act of 1933. At the period end, the value of these securities amounted to $220,100 or 2.2% of net assets.

*	Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

Gross Unrealized Appreciation	$889,389
Gross Unrealized Depreciation	(842,197)

Net Unrealized Appreciation (Depreciation)	$47,192

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUND.

Item 2. Controls and Procedures.

(a) The registrant’s Principal Executive and Principal Financial Officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Act as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By:	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:	09/11/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stacey E. Hong
Stacey E. Hong, Principal Executive Officer

Date:	09/11/08

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	09/11/08